Earnings Per Share (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Line Items]
Weighted average common shares outstanding - basic (in shares)	5,443,061	5,342,064	5,442,585	5,325,206	5,344,938	5,208,408
Potentially dilutive common stock equivalents:
Class B common shares	794,522	795,479	794,998	795,479	795,479	880,443
Restricted stock	0	101,228	0	118,086	98,214	135,162
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	794,522	896,707	794,998	913,565	893,693	1,015,605
Weighted Average Number Of Shares Outstanding, Basic Including Potentially Dilutive Common Stock Equivalents	6,237,583	6,238,771	6,237,583	6,238,771	6,238,631	6,224,013
Less anti-dilutive common stock equivalents	(794,522)	(896,707)	(794,998)	(913,565)	(893,693)	(1,015,605)
Weighted average common shares outstanding - diluted (in shares)	5,443,061	5,342,064	5,442,585	5,325,206	5,344,938	5,208,408